BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capitalized internally developed costs	$ 28,100,000	$ 29,400,000	$ 4,000,000
Internally developed software costs balances	38,900,000	28,200,000
Depreciation and amortization expense	19,100,000	6,300,000	800,000
Impairment of internally developed software	2,500,000	3,200,000	0
Impairment losses related to property and equipment	$ 0	$ 0	$ 0